PROPERTY, PLANT AND EQUIPMENT - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	$ 5,457
Balance, end of the year	7,506	$ 5,457
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	5,451	5,417
Acquisitions through business combinations(1)	1,748	281
Additions	490	271
Disposals	(21)	(34)
Foreign currency translation	(207)	262
Reclassification to assets held for sale	0	(746)
Balance, end of the year	7,461	5,451
Accumulated fair value changes:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	756	659
Revaluation gains, net	293	55
Reclassification to assets held for sale	0	42
Balance, end of the year	1,049	756
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	(750)	(719)
Depreciation	(291)	(267)
Disposals	18	22
Foreign currency translation	19	(8)
Reclassification to assets held for sale	0	222
Balance, end of the year	$ (1,004)	$ (750)